Other income (expense) - Schedule of Other Income (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Other income	$ 584	$ 1,655	$ 0
Convertible loans, derivatives, change in fair value (expense)	(45,411)	0	0
Convertible loans, first tranche, derivative, transaction costs	1,571	0	0
Share of results with joint venture	24,368	0	0
Financial income	832	2,253	2,856
Financial expense	(4,926)	(156)	0
Exchange differences (loss) gain	(576)	(255)	213
Total other (expense) income	$ (26,700)	$ 3,497	$ 3,069